Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

(14) Income Taxes

The Company has elected to be taxed as a REIT under the Code. To qualify as a REIT, the Company must meet a number of organizational and operational requirements, including a requirement to annually distribute at least 90% of its REIT taxable income to the Company’s shareholders, determined without regard to the deduction for dividends paid and excluding net capital gains. The Company intends to continue to adhere to these requirements and to maintain its REIT status. As a REIT, the Company is entitled to a deduction for some or all of the distributions it pays to shareholders. Accordingly, the Company generally will not be subject to U.S. federal income taxes on the taxable income distributed to its shareholders. The Company is generally subject to U.S. federal income taxes on any taxable income that is not currently distributed to its shareholders. If the Company fails to qualify as a REIT in any taxable year, it will be subject to U.S. federal income taxes and may not be able to qualify as a REIT until the fifth subsequent taxable year.

REIT qualification reduces, but does not eliminate, the amount of state and local taxes the Company pays. In addition, the Company’s consolidated financial statements include the operations of one wholly-owned subsidiary that has elected to be treated as a TRS that is not entitled to a dividends paid deduction and is subject to U.S federal, state and local income taxes. The Company recorded no income tax expense related to the TRS for the years ended December 31, 2011, 2010 and 2009, as a result of losses incurred during these periods.

As a REIT, the Company may also be subject to certain U.S federal excise taxes if it engages in certain types of transactions. Deferred income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which these temporary differences are expected to reverse. Deferred tax assets are recognized only to the extent that it is more likely than not that they will be realized based on consideration of available evidence, including future reversal of existing taxable temporary differences, future projected taxable income and tax planning strategies. In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company has considered various factors, including future reversals of existing taxable temporary differences, projected future taxable income and tax-planning strategies in making this assessment. The Company believes any deferred tax asset will not be realized in future periods and therefore, has recorded a valuation allowance for the entire balance, resulting in no effect on the consolidated financial statements.

The Company’s deferred tax assets and liabilities as of December 31, 2011 and 2010 were as follows:

	2011	2010
Deferred tax assets:
Impairment of assets	$4,886	$2,874
Capital loss carryforward	2,008	1,975
Net operating loss carryforward	3,937	4,047
Other	92	202

Gross deferred tax assets	10,923	9,098
Less: valuation allowance	(8,900)	(6,823)

Total deferred tax assets	2,023	2,275
Deferred tax liabilities	—	—
Other	(2,023)	(2,275)

Net deferred tax assets	$—	$—

The Company’s deferred tax assets and liabilities result from the activities of the TRS. As of December 31, 2011, the TRS had a federal net operating loss (NOL) of $10,570, which will be available to offset future taxable income. The TRS also had net capital losses (NCL) in excess of capital gains of $5,392 as of December 31, 2011, which can be carried forward to offset future capital gains. If not used, the NOL and NCL will begin to expire in 2027 and 2013, respectively.

Differences between net loss per the consolidated statements of operations and other comprehensive loss and the Company’s taxable income (loss) primarily relate to impairment charges recorded on investment properties, other-than-temporary impairment on investments in marketable securities, the timing of revenue recognition, and investment property depreciation and amortization.

The following table reconciles the Company’s net loss to taxable income before the dividends paid deduction for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Net loss attributable to Company shareholders	$(72,609)	$(95,843)	$(112,335)
Book/tax differences	95,869	68,240	157,492
Adjust for negative taxable income	—	27,603	—

Taxable income subject to 90% dividend requirement	$23,260	$—	$45,157

The Company’s dividends paid deduction is summarized below:

	2011	2010	2009
Cash distributions paid	$116,050	$83,385	$84,953
Less: non-dividend distributions	(92,782)	(83,385)	(39,293)

Total dividends paid deduction attributable to earnings and profits	$23,268	$—	$45,660

A summary of the tax characterization of the distributions paid per share for the years ended December 31, 2011, 2010 and 2009 follows:

	2011	2010	2009
Ordinary income	$0.12	$—	$0.24
Non-dividend distributions	0.48	0.43	0.20

	$0.60	$0.43	$0.44

The Company records a benefit for uncertain income tax positions if the result of a tax position meets a “more likely than not” recognition threshold. As a result of this provision, liabilities of $237 are recorded as of December 31, 2011 and 2010. The Company expects no significant increases or decreases in unrecognized tax benefits due to changes in tax positions within one year of December 31, 2011. Returns for the calendar years 2008 through 2011 remain subject to examination by federal and various state tax jurisdictions.